Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 03, 2014
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2014
Prospectus Date	rr_ProspectusDate	Sep. 03, 2014
QuantShares Equal Weighted Low Beta Factor Fund | QuantShares Equal Weighted Low Beta Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBET
QuantShares Hedged Dividend Income Fund | QuantShares Hedged Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVA
QuantShares Equal Weighted Value Factor Fund | QuantShares Equal Weighted Value Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RVAL
QuantShares Equal Weighted High Momentum Factor Fund | QuantShares Equal Weighted High Momentum Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMO